Note 15 - Commitments - Total Future Capital Lease Obligations (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remainder of 2017	$ 564,851
2018	161,770
Sub-Total	726,621	$ 981,607
Less: Interest Expense	(31,709)	(31,895)
Total capital lease obligations	694,912	949,712
Current	665,874	791,009	$ 992,690
Long-term	$ 29,038	$ 158,703	$ 932,826